UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2557

Dreyfus Money Market Instruments, Inc.
-	Government Securities Series
-	Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Money Market Instruments, Inc. - Government Securities Series
Statement of Investments
3/31/2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 78.0%	Purchase (%)	Amount ($)	Value ($)

4/21/2005	2.58	180,000,000	179,743,028
5/26/2005	2.62	30,000,000	29,880,833
Total U.S. Treasury Bills
(cost $209,623,861)			209,623,861

Repurchase Agreements - 22.3%

Bear Stearns & Co.
dated 3/31/2005, due 4/1/2005 in the amount
of $30,002,083 (fully collateralized by
$30,960,000 U.S. Treasury Strip Bonds,
due 11/15/2005, value $30,343,896)	2.50	30,000,000	30,000,000
Goldman Sachs & Co.
dated 3/31/2005, due 4/1/2005 in the amount
of $15,800,983 (fully collateralized by
$15,555,000 U.S. Treasury Notes
5.75%, due 11/15/2005, value $16,124,313)	2.24	15,800,000	15,800,000
Morgan Stanley
dated 3/31/2005, due 4/1/2005 in the amount
of $14,001,019 (fully collateralized by
$14,320,000 U.S. Treasury Notes
1.875%, due 11/30/2005, value $14,254,686)	2.62	14,000,000	14,000,000
Total Repurchase Agreements
(cost $59,800,000)			59,800,000

Total Investments (cost $269,423,861)		100.3%	269,423,861
Liabilities, Less Cash and Receivables (Net)		(0.3)%	(678,256)
Net Assets		100.0%	268,745,605

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Money Market Instruments, Inc. - Money Market Series
Statement of Investments
3/31/2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit-4.0%	Amount ($)	Value ($)

Royal Bank of Canada (Yankee)
2.75%, 5/6/2005
(cost $13,000,000)	13,000,000	13,000,000

Commercial Paper-84.3%

Abbey National North America LLC
2.61%, 4/11/2005	12,000,000	11,991,333
Amstel Funding Corp.
2.90%, 6/7/2005	7,000,000 a	6,962,545
BNP Paribas Finance Inc.
2.86%, 4/1/2005	12,000,000	12,000,000
Bank of America Corp.
2.61%, 4/12/2005	10,000,000	9,992,056
Bank of Ireland
2.61%, 4/8/2005	14,100,000	14,092,872
Barclays U.S. Funding Corp.
2.61%, 4/5/2005	10,000,000	9,997,117
Bear Stearns Cos. Inc.
2.86%, 5/16/2005	10,000,000	9,964,375
CAFCO LLC
2.75%, 5/3/2005	14,000,000 a	13,965,964
CC (USA) Inc.
2.90%, 6/9/2005	10,000,000 a	9,944,896
CRC Funding LLC
2.86%, 5/17/2005	10,000,000 a	9,963,583
Crown Point Capital LLC
2.90%, 6/7/2005	8,000,000 a	7,957,194
DEPFA Bank PLC
2.61%, 4/5/2005	10,000,000	9,997,111
Daimler Chrysler Revolving Auto Conduit LLC
2.61%, 4/4/2005	14,000,000	13,996,967
Deutsche Bank Financial LLC
2.84%, 4/1/2005	12,000,000	12,000,000
FCAR Owner Trust
2.60%, 4/4/2005	10,000,000	9,997,842
Fortis Funding LLC
2.60%, 4/6/2005	12,000,000	11,995,683
General Electric Capital Corp.
2.60%, 4/5/2005	12,000,000	11,996,547
Goldman Sachs Group Inc.
2.86%, 5/16/2005	10,000,000	9,964,375
Govco Inc.
2.60%, 4/4/2005	10,000,000 a	9,997,842
Norddeutsche Landesbank Luxembourg S.A.
2.61%- 2.86%, 4/5/2005- 5/17/2005	14,000,000	13,982,544
Prudential Funding LLC
2.84%, 4/1/2005	12,000,000	12,000,000
Sigma Finance Inc.
2.62%- 2.75%, 4/12/2005- 5/6/2005	13,000,000 a	12,984,033
Societe Generale N.A. Inc.
2.75%, 5/6/2005	10,000,000	9,973,362

UBS Finance Delaware LLC
2.84%, 4/1/2005	12,000,000	12,000,000
Variable Funding Capital Corp.
2.86%, 5/17/2005	10,000,000 a	9,963,583
Total Commercial Paper
(cost $277,681,824)		277,681,824

U.S. Government Agencies-6.4%

Federal Home Loan Banks, Bonds
1.29%, 4/13/2005	12,050,000	12,049,813
Federal National Mortgage
Association, Notes
1.60%, 5/13/2005	9,000,000	9,000,000
Total U.S. Government Agencies
(cost $21,049,813)		21,049,813

Time Deposits-5.5%

Danske Bank (Grand Cayman)
2.84%, 4/1/2005	10,000,000	10,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.84%, 4/1/2005	8,100,000	8,100,000
Total Time Deposits
(cost $18,100,000)		18,100,000

Total Investments (cost $329,831,637)	100.2%	329,831,637
Liabilities, Less Cash & Receivables	(0.2%)	(556,085)
Net Assets	100.0%	329,275,552

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Directors. At March 31, 2005, these securities amounted to $81,739,640 or 24.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)